Directors and key management remuneration - Directors' remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Transactions between related parties
Amounts receivable under long-term incentive plans and share option plans	£ 1,225	£ 993
Total Directors' remuneration	8,271	8,260
Accrued benefits to directors	0	0
Non-executive directors
Transactions between related parties
Director emoluments before amounts receivable under long-term incentive plans and share option plans	1,747	1,466
Chairman and executive directors
Transactions between related parties
Director emoluments before amounts receivable under long-term incentive plans and share option plans	£ 5,299	£ 5,801